Business Combinations (Summary of Estimated Fair Values of the Assets Acquired and Liabilities Assumed) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Jan. 06, 2012 Brooklyn Federal Bancorp, Inc.	Dec. 06, 2013 Roma Financial Corporation	Oct. 15, 2012 Marathon Banking Corporation And Marathon National Bank Of New York
Business Acquisition [Line Items]
Cash and cash equivalents, net			$ 27,700,000	$ 118,200,000	$ 113,000,000
Securities available-for-sale			170,400,000	382,000,000	42,200,000
Securities held to maturity				13,600,000	4,700,000
Loans receivable			177,500,000	991,000,000	558,500,000
Accrued interest receivable			1,100,000	3,800,000	1,500,000
Other real estate owned				5,300,000	1,000,000
Office properties and equipment, net			5,200,000	30,700,000	7,500,000
Goodwill	77,600,000	77,100,000	16,700,000	300,000	38,600,000
Intangible assets			218,000	9,500,000	5,000,000
Other assets			9,300,000	78,500,000	14,700,000
Total assets acquired			408,100,000	1,632,900,000	786,700,000
Deposits			(385,900,000)	(1,341,200,000)	(777,500,000)
Borrowed funds			(8,200,000)	(92,100,000)	(5,200,000)
Other liabilities			(6,400,000)	(20,500,000)	(4,000,000)
Total liabilities assumed			(400,500,000)	(1,453,800,000)	(786,700,000)
Net assets acquired			$ 7,600,000	$ 179,100,000